Income Tax - Schedule of Reconciliation Accounting Profit Multiplied by Applicable Tax Rate (Details)		6 Months Ended			12 Months Ended
		Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Dec. 31, 2025 MYR (RM)
Tax reconciliation
Profit before tax		RM 6,309,035	$ 1,544,894	RM 6,463,686	RM 9,660,308
Tax calculated at tax rate of 24%		1,514,169	370,774	1,551,284	2,318,473
Effects of:
- Lower domestic tax rate applicable to respective profits	[1]	(45,000)	(11,019)	(45,000)	(46,260)
- Different tax rates in jurisdiction	[2]	(422,940)	(103,565)	(728,453)	63,713
- Non-allowable expenditure		667,397	163,426	449,996	625,162
- Income not subject to tax				(1,260)	(105,925)
- Utilization of capital allowance		(342,091)	(83,767)	(244,905)	(489,068)
Tax expenses		RM 1,371,535	$ 335,849	RM 981,662	RM 2,366,095

[1]	The Company’s subsidiaries formed in Malaysia and is subject to the corporate tax on taxable income derived from its activities conducted in Malaysia. Malaysia companies with a paid-up capital of not more than RM2.5 million and a gross business income of not more than RM50 million are taxed at different rates based on their taxable profit. The first RM150,000 is taxed at 15%, the next RM450,000 (up to RM600,000) at 17%, and any amount exceeding RM600,000 is taxed at 24%. Companies that do not fall into this category are taxed at a standard rate of 24%.
[2]	The Company’s is formed in British Virgin Islands and is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax is imposed.